Maturity of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2019
Maturity of Financial Assets and Liabilities [Abstract]
MATURITY OF FINANCIAL ASSETS AND LIABILITIES

NOTE 20

MATURITY OF FINANCIAL ASSETS AND LIABILITIES

As of December 31, 2019 and 2018, the detail of the maturities of assets and liabilities is as follows:

As of December 31, 2019	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Subtotal up to 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Subtotal More than 1 year	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Financial assets
Cash and deposits in banks	3,554,520	-	-	-	3,554,520	-	-	-	-	3,554,520
Cash items in process of collection	355,062	-	-	-	355,062	-	-	-	-	355,062
Financial assets held for trading	-	38,644	-	645	39,289	181,705	37,659	11,551	230,915	270,204
Investments under resale agreements	-	-	-	-	-	-	-	-	-	-
Financial derivative contracts	-	371,775	400,196	1,543,446	2,315,417	1,383,493	1,346,329	3,103,369	5,833,191	8,148,608
Loans and accounts receivables at amortised cost (*)	296,461	2,963,578	2,400,909	5,511,374	11,172,322	5,706,433	4,093,147	11,699,613	21,499,193	32,671,515
Loans and account receivable at fvoci (**)	-	-	-	5,953	5,953	-	-	60,213	60,213	66,166
Debt instruments at fvoci	-	1,131,500	3,752	52,130	1,187,382	508,596	725,419	1,588,875	2,822,890	4,010,272
Equity instruments at fvoci	-	-	-	-	-	-	-	482	482	482
Guarantee deposits (margin accounts)	314,616	-	-	-	314,616	-	-	-	-	314,616
Total financial assets	4,520,659	4,505,497	2,804,857	7,113,548	18,944,561	7,780,227	6,202,554	16,464,103	30,446,884	49,391,445

Financial liabilities
Deposits and other demand liabilities	10,297,432	-	-	-	10,297,432	-	-	-	-	10,297,432
Cash items in process of being cleared	198,248	-	-	-	198,248	-	-	-	-	198,248
Obligations under repurchase agreements	-	380,055	-	-	380,055	-	-	-	-	380,055
Time deposits and other time liabilities	142,273	5,184,567	4,905,414	2,417,703	12,649,957	357,856	163,121	21,883	542,860	13,192,817
Financial derivative contracts	-	422,749	427,825	951,684	1,802,258	1,253,280	1,180,948	3,154,168	5,588,396	7,390,654
Interbank borrowings	94	363,560	624,167	1,141,824	2,129,645	387,936	2,237	-	390,173	2,519,818
Issued debt instruments	-	285,159	759,519	1,044,674	2,089,352	2,394,850	2,042,292	2,974,229	7,411,371	9,500,723
Lease liabilities	-	-	-	26,061	26,061	45,978	36,393	50,062	132,433	158,494
Other financial liabilities	161,021	5,155	30,969	28,888	226,033	83	99	143	325	226,358
Guarantees received (margin accounts)	994,714	-	-	-	994,714	-	-	-	-	994,714
Total financial liabilities	11,793,782	6,641,245	6,747,894	5,610,834	30,793,755	4,439,983	3,425,090	6,200,485	14,065,558	44,859,313

(*)	Loans and accounts receivables at amortised cost are presented on a gross basis, the amount of allowance is Ch$896,095 million.
(**)	Loans and accounts receivables at fvoci are presented on a gross basis, the amount of allowance is Ch$101 million.

As of December 31, 2018	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Subtotal up to 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Subtotal More than 1 year	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Financial assets
Cash and deposits in banks	2,065,411	-	-	-	2,065,411	-	-	-	-	2,065,411
Cash items in process of collection	353,757	-	-	-	353,757	-	-	-	-	353,757
Financial assets held for trading	-	1,064	-	11,642	12,706	16,331	20,080	27,924	64,335	77,041
Investments under resale agreements	-	-	-	-	-	-	-	-	-	-
Financial derivative contracts	-	111,268	128,024	543,722	783,014	723,622	552,133	1,041,866	2,317,621	3,100,635
Loans and accounts receivables at amortised cost (*)	238,213	3,295,003	2,323,442	4,880,726	10,737,384	5,474,289	3,236,349	10,765,393	19,476,031	30,213,415
Loans and account receivable at fvoci (**)	-	-	-	25,294	25,294	4,949	-	38,451	43,400	68,694
Debt instruments at fvoci	-	2,391,329	-	1	2,391,330	86	-	2,907	2,993	2,394,323
Equity instruments at fvoci	-	-	-	-	-	-	-	481	483	483
Guarantee deposits (margin accounts)	170,232	-	-	-	170,232	-	-	-	-	170,232
Total financial assets	2,827,613	5,798,664	2,451,466	5,461,385	16,539,128	6,219,277	3,808,562	11,877,024	21,904,863	38,443,991

Financial liabilities
Deposits and other demand liabilities	8,741,417	-	-	-	8,741,417	-	-	-	-	8,741,417
Cash items in process of being cleared	163,043	-	-	-	163,043	-	-	-	-	163,043
Obligations under repurchase agreements	-	48,545	-	-	48,545	-	-	-	-	48,545
Time deposits and other time liabilities	122,974	5,248,418	4,108,556	3,326,199	12,806,147	191,547	6,137	63,988	261,672	13,067,819
Financial derivative contracts	-	131,378	120,361	349,551	601,290	495,789	471,185	949,464	1,916,438	2,517,728
Interbank borrowings	39,378	16,310	404,575	1,188,692	1,648,955	139,671	-	-	139,671	1,788,626
Issued debt instruments	-	71,465	39,267	745,830	856,562	2,431,849	1,549,743	3,277,079	7,258,671	8,115,233
Other financial liabilities	179,681	934	2,412	22,844	205,871	9,261	92	176	9,529	215,400
Guarantees received (margin accounts)	540,091	-	-	-	540,091	-	-	-	-	540,091
Total financial liabilities	9,786,584	5,517,050	4,675,171	5,633,116	25,611,921	3,268,117	2,027,157	4,290,707	9,585,981	35,197,902
(*)	Loans and accounts receivables at amortised cost are presented on a gross basis, the amount of allowance is Ch$ 882,414 million.
(**)	Loans and accounts receivables at fvoci are presented on a gross basis, the amount of allowance is Ch$106 million.